Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net sales	$ 8,735,435	$ 10,192,818	$ 11,454,807
Cost of sales	(7,099,923)	(8,452,440)	(8,483,328)
Gross profit	1,635,512	1,740,378	2,971,479
Selling, general and administrative expenses	(762,882)	(897,475)	(876,764)
Other operating income (expenses), net	206,843	21,663	13,656
Profit (loss) from operating activities	1,079,473	864,566	2,108,371
Finance expense	(46,644)	(88,284)	(131,172)
Finance income	49,421	29,071	21,236
Other financial income (expenses), net	19,554	(39,756)	(69,640)
Equity in earnings of non-consolidated companies	57,555	60,967	102,772
Profit before income tax expense	1,159,359	826,564	2,031,567
Income tax expense	(291,488)	(196,519)	(369,435)
Profit for the year	867,871	630,045	1,662,132
Attributable to:
Owners of the parent	778,468	564,269	1,506,647
Non-controlling interest	$ 89,403	$ 65,776	$ 155,485
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Basic and diluted earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 0.40	$ 0.29	$ 0.77